Summary of significant accounting policies - Additional information (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥) segment ¥ / $	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($) ¥ / $
Summary of significant accounting policies
Service fees charged		¥ 198,006,640	¥ 354,509,123	¥ 448,789,468
Due to WFOE		¥ 1,691,181,872	¥ 3,311,310,263
Other Liability, Related Party [Extensible Enumeration]		srt:AffiliatedEntityMember	srt:AffiliatedEntityMember		srt:AffiliatedEntityMember
Percentage Of VIE contribution to consolidated revenue		99.00%	99.00%	99.00%	99.00%
Percentage Of VIE accounted of consolidated total assets		23.00%	22.00%		23.00%
Percentage Of VIE accounted of consolidated total liabilities		84.00%	83.00%		84.00%
Convenience translation rate per US$1.00 | ¥ / $		7.2993			7.2993
Impairment loss of investments		¥ 7,085,156	¥ 29,123,511	¥ 0
Fair value changes on investments		40,628,028	0	0
Deferred revenue	¥ 307,841,304
Capitalized research and development expenses		0	0	0
Advertising and market promotion expenses		¥ 162,877,304	100,470,369	282,007,724
Number of operating segments | segment		1
Government subsidies		¥ 5,234,088	29,733,380	48,352,432
Cash and cash equivalents		1,017,148,142	4,440,131,180	4,041,602,800	$ 139,348,724
CHINA
Summary of significant accounting policies
Cash and cash equivalents		¥ 351,237,990
Cash and cash equivalents percentage		35.00%			35.00%
Other expenses, net
Summary of significant accounting policies
Group recorded impairment loss other expenses		¥ 19,689,373	¥ 58,005,769	¥ 78,462,371